Consolidated Cash Flow Statement - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Consolidated Statement of Cash Flows
Net loss of the period	€ (165,643)	€ (95,905)
Adjustment for non-cash transactions	87,724	23,278
Adjustment for items to disclose separately under operating cash flow	(1,810)	(2,864)
Adjustment for items to disclose under investing and financing cash flows	(2,363)	(3)
Change in working capital other than deferred income	55,299	(15,918)
Decrease in deferred income	(185,537)	(53,478)
Cash used in operations	(212,329)	(144,890)
Interest paid	(1,406)	(628)
Interest received	5,182	3,866
Corporate taxes paid	(1,276)	(88)
Net cash flows used in operating activities	(209,829)	(141,740)
Purchase of property, plant and equipment	(9,207)	(5,033)
Purchase of intangible fixed assets	(15,673)	(3,535)
Proceeds from disposal of property, plant and equipment	4	2
Purchase of current financial investments	(2,968,597)
Interest received related to current financial investments	3,296
Sale of current financial investments	3,699,036
Acquisition of financial assets	(2,681)	(177)
Proceeds from sale of financial assets held at fair value through profit or loss	6,626	82
Net cash flows generated / used (-) in investing activities	712,804	(8,661)
Payment of lease liabilities	(3,023)	(2,144)
Proceeds from capital and share premium increases from exercise of subscription rights	23,268	7,805
Net cash flows generated in financing activities	20,246	5,661
Cash and cash equivalents at beginning of year	1,861,616	1,290,796
Increase/decrease (-) in cash and cash equivalents	523,222	(144,740)
Effect of exchange rate differences on cash and cash equivalents	(617)	1,866
Cash and cash equivalents at end of year	€ 2,384,220	€ 1,147,923